Income Tax Benefit (Expense) - Schedule of Amounts Directly Recognised in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax Relating To Components Of Equity [Abstract]
Convertible notes, Before Tax	$ 37,768	$ 0	$ 0
Convertible notes, Tax (expense) benefit	(6,646)	0	0
Convertible notes, Net of tax	$ 31,122	$ 0	$ 0